Provisions - Contingent consideration provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Acquisitions	€ 150	€ 123
Change in Fair value on contingent consideration	(86)	(78)
Provisions for contingent considerations [Member]
Provisions [Line Items]
Other provisions at beginning of period	208	318
Acquisitions	96	16
Provision used, other provisions	105	48
Other provisions at end of period	€ 113	€ 208